Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements

3. Restatement of Previously Issued Financial Statements

The Company is restating its previously issued financial statements related to the accounting of its Public Warrants and its Private Placement Warrants. The errors that caused the Company to conclude that its financial statements should be restated are the result of a misapplication of the guidance on accounting for certain of its issued Warrants, which came to light when the staff of the SEC issued a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) dated April 12, 2021 (the “SEC Statement”). The SEC Statement addresses certain accounting and reporting considerations related to warrants of a kind similar to those issued by the Company at the time of its initial public offering in August 2020. Based on ASC 815-40 warrant instruments that have certain settlement terms and provisions related to certain tender offers or which do not meet the criteria to be considered indexed to an entity’s own stock shall be initially classified as liabilities at their estimated fair values. Management has concluded that its Warrants do not meet the criteria for equity treatment under the guidance contained in ASC 815-40 and therefore must record the warrants as a liability at their fair value. The warrant liabilities are subject to re-measurement at each balance sheet date, with the change in fair value recognized in the statement of operations.

After consultation with the Company’s independent registered public accounting firm, the Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to restate the Company’s previously issued audited financial statements as of December 31, 2020 and for the period from June 10, 2020 (inception) through December 31, 2020, as previously reported in its Form 10-K and its unaudited quarterly financial statements as of September 30, 2020 and for the three months ended September 30, 2020 and for the period from June 10, 2020 (inception) through September 30, 2020. The restated classification and reported values of the Warrants are included in the financial statements herein.

Summarized financial information depicting the impact of the restatement to amounts previously presented in the December 31, 2020 Annual Report on Form 10-K and September 30, 2020 Quarterly Report on Form 10-Q is presented below:

Impact of the Restatement - December 31, 2020

The following presents a reconciliation of the balance sheet, statements of operations and cash flows from the prior periods as previously reported to the restated amounts as of December 31, 2020 and for the period from June 10, 2020 (inception) through December 31, 2020. The statements of stockholders’ equity for the period from June 10, 2020 (inception) through December 31, 2020 have been restated respectively, for the restatement impact to net income (loss) and common stock subject to possible redemption. See the statement of operations and cash flows reconciliation tables below for additional information on the restatement and impact to net income (loss) and cash flows.

	As of December 31, 2020
Balance Sheet Data:	As Previously Reported	Adjustments	As Restated
Warrant liabilities	$—	$33,634,340	$33,634,340
Total Liabilities	$13,760,083	$33,634,340	$47,394,423
Class A Common Stock, $0.0001 par value; (as previously reported: 32,791,826 shares subject to possible redemption) As Restated: 29,428,392 shares subject to possible redemption	$327,918,260	$(33,634,340)	$294,283,920
Class A Common stock, $0.0001 par value; 200,000,000 shares authorized; (as previously reported: 1,708,174 shares issued and outstanding) As Restated: 5,071,608 shares issued and outstanding	$171	$336	$507
Additional paid-in capital	$6,587,611	$12,023,064	$18,610,675
Accumulated deficit	$(1,588,639)	$(12,023,400)	$(13,612,039)

	For the period from June 10, 2020 (inception) through December 31, 2020
Statement of Operations Data:	As Previously Reported	Adjustments	As Restated
Increase in fair value of warrant liabilities	$—	$(7,031,641)	$(7,031,641)
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$(4,216,725)	$(4,216,725)
Offering costs related to warrant liabilities	$—	$(775,034)	$(775,034)
Net loss	$(1,588,639)	$(12,023,400)	$(13,612,039)
Basic and diluted net loss per share, Class F common stock	$(0.18)	$(1.40)	$(1.58)

	For the period from June 10, 2020 (inception) through December 31, 2020
Statement of Cash Flows Data:	As Previously Reported	Adjustments	As Restated
Net loss	$(1,588,639)	$(12,023,400)	$(13,612,039)
Increase in fair value of warrant liabilities	$—	$7,031,641	$7,031,641
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$4,216,725	$4,216,725
Offering costs related to warrant liabilities	$—	$775,034	$775,034
Supplemental disclosure of non-cash financing activities: Value of Class A common stock subject to possible redemption	$327,918,260	$(33,634,340)	$294,283,920
Initial fair value of warrant liabilities	$—	$26,602,699	$26,602,699

Impact of the Restatement—Quarterly Interim Periods (Unaudited)

The following presents a reconciliation of the balance sheet, statements of operations and cash flows from the prior periods as previously reported to the restated amounts as of September 30, 2020, for the three months ended September 30, 2020 and for the period from June 10, 2020 (inception) through September 30, 2020. See the statement of operations and cash flows reconciliation tables below for additional information on the restatement and impact to net income (loss) and cash flows.

	As of September 30, 2020
Balance Sheet Data (unaudited):	As Previously Reported	Adjustments	As Restated
Warrant liabilities	$—	$29,183,785	$29,183,785
Total Liabilities	$13,688,767	$29,183,785	$42,872,552
Class A Common Stock, $0.0001 par value; (as previously reported: 32,826,794 shares subject to possible redemption) as restated: 29,908,416 shares subject to possible redemption	$328,267,940	$(29,183,780)	$299,084,160
Class A Common stock, $0.0001 par value; 200,000,000 shares authorized; (as previously reported: 1,673,206 shares issued and outstanding) As Restated: 4,591,584 shares issued and outstanding	$167	$292	$459
Additional paid-in capital	$6,237,935	$7,572,548	$13,810,483
Accumulated deficit	$(1,238,957)	$(7,572,845)	$(8,811,802)

	For the three months ended September 30, 2020
Statement of Operations Data (Unaudited):	As Previously Reported	Adjustments	As Restated
Increase in fair value of warrant liabilities	$—	$(2,581,086)	$(2,581,086)
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$(4,216,725)	$(4,216,725)
Offering costs related to warrant liabilities	$—	$(775,034)	$(775,034)
Net loss	$(1,223,337)	$(7,572,845)	$(8,796,182)
Basic and diluted net loss per share, Class F common stock	$(0.14)	$(0.88)	$(1.02)

	For the period from June 10, 2020 (inception) through September 30, 2020
Statement of Operations Data (Unaudited):	As Previously Reported	Adjustments	As Restated
Increase in fair value of warrant liabilities	$—	$(2,581,086)	$(2,581,086)
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$(4,216,725)	$(4,216,725)
Offering costs related to warrant liabilities	$—	$(775,034)	$(775,034)
Net loss	$(1,238,957)	$(7,572,845)	$(8,811,802)
Basic and diluted net loss per share, Class F common stock	$(0.14)	$(0.88)	$(1.02)

	For the period from June 10, 2020 (inception) through September 30, 2020
Statement of Cash Flows Data (Unaudited):	As Previously Reported	Adjustments	As Restated
Net loss	$(1,238,957)	$(7,572,845)	$(8,811,802)
Increase in fair value of warrant liabilities	$—	$2,581,086	$2,581,086
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$4,216,725	$4,216,725
Offering costs related to warrant liabilities	$—	$775,034	$775,034
Supplemental disclosure of non-cash financing activities: Value of Class A common stock subject to possible redemption	$328,267,940	$(29,183,780)	$299,084,160

In addition, the Company also restated certain line items related to the August 14, 2020 Form 8-K filed with the SEC on August 20, 2020. The following balance sheet items as of August 14, 2020 were impacted: an increase of $26.6 million in Warrant liabilities, a decrease of $26.6 million in the amount of Class A common stock subject to possible redemption, an increase of $5.0 million in Additional paid-in capital and an increase in accumulated deficit of $5.0 million.